Significant accounting policies (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash	$ 20,439	$ 40,560	[1]
Convertible debentures	12,622	$ 13,837
Original carrying amount, IAS 39 [Member] | December 31, 2017 [Member]
Statement Line Items [Line Items]
Cash	40,560
Loans receivable, net	73,460
Accounts payable and accruals	7,468
Credit facilities	57,110
Debentures	39,680
Convertible debentures	12,864
Derivative financial liabilities	2,697
New carrying amount, IFRS 9 [Member] | January 1, 2018 [Member]
Statement Line Items [Line Items]
Cash	40,560
Loans receivable, net	68,325
Accounts payable and accruals	7,468
Credit facilities	57,110
Debentures	39,680
Convertible debentures	12,864
Derivative financial liabilities	$ 2,697

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.